UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Management, LLC

Address:   44 Wall Street, Suite 1603
           New York, NY  10005


Form 13F File Number: 28-13504


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      New York, NY                       2/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Please note that in previous 13F filings for this manager, securities managed by BAM Management, LLC on behalf of a particular pooled investment vehicle were included in this manager's holdings reports. Such holdings are now reported in the holdings report of BAM Capital, LLC.



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-11852         BAM Capital, LLC
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $       11,888
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2.    028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------

Notes on Information Table:

(1) Information provided in Column 2 refers in each case to the underlying instrument.

(2) Number of shares provided in
Column 5 refers, in the case of options, to the number of shares underlying the options.

(3) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
AGNICO-EAGLE MINES LTD                COM            008474108        1    12,000     CALL DEFINED    1,2         0    12,000    0
AMERICAN INTERNATIONAL GROUP INC      COM            026874784       40    46,000     CALL DEFINED    1,2         0    46,000    0
AMERICAN INTERNATIONAL GROUP INC      COM            026874784    1,781    59,422 SH       DEFINED    1,2         0    59,422    0
AMERICAN INTERNATIONAL GROUP INC      COM            026874784    1,359    89,800     PUT  DEFINED    1,2         0    89,800    0
ANTIGENICS INC DEL COM                COM            037032109      202   965,412 SH       DEFINED    1,2         0   965,412    0
BIOSANTE PHARMACEUTICALS INC COM NEW  COM            09065V203        0    11,700     CALL DEFINED    1,2         0    11,700    0
CELL THERAPEUTICS INC COM NO PAR      COM            150934503      229 3,379,500     CALL DEFINED    1,2         0 3,379,500    0
CELL THERAPEUTICS INC COM NO PAR      COM            150934503      220   369,400     PUT  DEFINED    1,2         0   369,400    0
CEL-SCI CORP COM NEW                  COM            150837409      952 1,057,663 SH       DEFINED    1,2         0 1,057,663    0
CON-WAY INC                           COM            205944101       40    33,400     CALL DEFINED    1,2         0    33,400    0
CON-WAY INC                           COM            205944101       68    16,700     PUT  DEFINED    1,2         0    16,700    0
E*TRADE FINANCIAL CORP                COM            269246104       30   397,900     CALL DEFINED    1,2         0   397,900    0
E*TRADE FINANCIAL CORP                COM            269246104       97    54,877 SH       DEFINED    1,2         0    54,877    0
E*TRADE FINANCIAL CORP                COM            269246104        1   186,000     PUT  DEFINED    1,2         0   186,000    0
ELAN CORP PLC                         ADR            284131208       68    75,300     CALL DEFINED    1,2         0    75,300    0
ENSCO INTERNATIONAL PLC               COM            26874Q100      556    13,913 SH       DEFINED    1,2         0    13,913    0
ENSCO INTERNATIONAL PLC               COM            26874Q100      483   178,400     PUT  DEFINED    1,2         0   178,400    0
FORD MOTOR CO                         COM            345370860       29    18,600     CALL DEFINED    1,2         0    18,600    0
FORD MOTOR CO                         COM            345370860        0     3,100     PUT  DEFINED    1,2         0     3,100    0
GENWORTH FINANCIAL INC                COM            37247D106        1    47,700     PUT  DEFINED    1,2         0    47,700    0
GREEN MOUNTAIN COFFEE ROASTERS INC    COM            393122106       71    16,700     CALL DEFINED    1,2         0    16,700    0
HANA BIOSCIENCES INC COM              COM            40963P105      570 3,000,000 SH       DEFINED    1,2         0 3,000,000    0
HARTFORD FINANCIAL SERVICES GROUP INC COM            416515104       13    59,800     CALL DEFINED    1,2         0    59,800    0
HECLA MNG CO COM                      COM            422704106       21    17,700     PUT  DEFINED    1,2         0    17,700    0
HUMAN GENOME SCIENCES INC             COM            444903108       21    22,500     CALL DEFINED    1,2         0    22,500    0
HUMAN GENOME SCIENCES INC             COM            444903108        1    22,500     PUT  DEFINED    1,2         0    22,500    0
ISHARES SILVER TRUST                  ISHARES        46428Q109        4   278,400     CALL DEFINED    1,2         0   278,400    0
MCAFEE INC                            COM            579064106       32    25,200     CALL DEFINED    1,2         0    25,200    0
MEDIVATION INC                        COM            58501N101    1,295    97,800     CALL DEFINED    1,2         0    97,800    0
MEDIVATION INC                        COM            58501N101      192   117,700     PUT  DEFINED    1,2         0   117,700    0
MGM MIRAGE                            COM            552953101        2    48,000     CALL DEFINED    1,2         0    48,000    0
MICRON TECHNOLOGY INC                 COM            595112103      120   122,600     CALL DEFINED    1,2         0   122,600    0
MOTOROLA INC                          COM            620076109        2    39,100     CALL DEFINED    1,2         0    39,100    0
OCULUS INNOVATIVE SCIENCES I COM      COM            67575P108       60    26,100     PUT  DEFINED    1,2         0    26,100    0
ONCOTHYREON INC COM                   COM            682324108      155   138,200     PUT  DEFINED    1,2         0   138,200    0
PALM INC                              COM            696643105        1    49,300     CALL DEFINED    1,2         0    49,300    0
PALM INC                              COM            696643105        3    31,300     PUT  DEFINED    1,2         0    31,300    0
POTASH CORP OF SASKATCHEWAN INC       COM            73755L107        3    15,000     CALL DEFINED    1,2         0    15,000    0
POTASH CORP OF SASKATCHEWAN INC       COM            73755L107      238    72,000     PUT  DEFINED    1,2         0    72,000    0
PRANA BIOTECHNOLOGY LTD               SPONSORED ADR  739727105       52   768,288 SH       DEFINED    1,2         0   768,288    0
RAMBUS INC                            COM            750917106      409   141,100     CALL DEFINED    1,2         0   141,100    0
RAMBUS INC                            COM            750917106      114   147,300     PUT  DEFINED    1,2         0   147,300    0
REXAHN PHARMACEUTICALS INC COM        COM            761640101      995 1,381,841 SH       DEFINED    1,2         0 1,381,841    0
SAVIENT PHARMACEUTICALS INC           COM            80517Q100       79     5,800 SH       DEFINED    1,2         0     5,800    0
SAVIENT PHARMACEUTICALS INC           COM            80517Q100      167    55,100     PUT  DEFINED    1,2         0    55,100    0
SLM CORP                              COM            78442P106       29   141,000     CALL DEFINED    1,2         0   141,000    0
SLM CORP                              COM            78442P106       16    87,100     PUT  DEFINED    1,2         0    87,100    0
SPDR TR                               UNIT SER 1     78462F103       11    35,000     PUT  DEFINED    1,2         0    35,000    0
SYNOVUS FINANCIAL CORP                COM            87161C105        0     1,700     CALL DEFINED    1,2         0     1,700    0
SYNOVUS FINANCIAL CORP                COM            87161C105      295   143,819 SH       DEFINED    1,2         0   143,819    0
SYNOVUS FINANCIAL CORP                COM            87161C105       82   148,500     PUT  DEFINED    1,2         0   148,500    0
TAKE-TWO INTERACTIVE SOFTWARE INC     COM            874054109        1    35,000     CALL DEFINED    1,2         0    35,000    0
TAKE-TWO INTERACTIVE SOFTWARE INC     COM            874054109      376    37,378 SH       DEFINED    1,2         0    37,378    0
TAKE-TWO INTERACTIVE SOFTWARE INC     COM            874054109        2    11,500     PUT  DEFINED    1,2         0    11,500    0
TIBCO SOFTWARE INC                    COM            88632Q103       87   119,600     CALL DEFINED    1,2         0   119,600    0
VALERO ENERGY CORP                    COM            91913Y100        2    83,700     CALL DEFINED    1,2         0    83,700    0
YRC WORLDWIDE INC                     COM            984249102        5    55,000     CALL DEFINED    1,2         0    55,000    0
YRC WORLDWIDE INC                     COM            984249102        1       815 SH       DEFINED    1,2         0       815    0
YRC WORLDWIDE INC                     COM            984249102      206    78,400     PUT  DEFINED    1,2         0    78,400    0


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